Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of carrying amount and fair value of the financial instruments
The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Carrying amounts		Fair values
	As of December 31,		As of December 31,
	2021	2022	2021	2022
	HK$	HK$	HK$	HK$
Financial assets
Financial assets at fair value through profit or loss	2,786,027,085	1,523,195,334	2,786,027,085	1,523,195,334
Derivative financial asset s	969,894,519	1,443,134,162	968,386,750	1,443,214,318

	3,755,921,604	2,966,329,496	3,754,413,835	2,966,409,652

Financial liabilities
Derivative financial liability	13,752,673	—	13,752,673	—

Disclosure of detailed information about in unobservable inputs to valuation of financial instruments explanatory
Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2021:

	Valuation technique	Significant unobservable input	Range or estimate	Sensitivity of value to the input
Unlisted equity investment Investment D	Multiple/ EVA	Equity volatility	75.29%	5% increase/decrease in volatility results in decrease/increase in fair value by 0%/ 0%
		Median Forward P/E multiple of peers	2.10	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 0%/1.9%
Unlisted equity investment Investment E	Multiple/ EVA	Equity volatility	48.52%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.3%/1.3%
		Median Forward P/E multiple of peers	18.97	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.2%/4.3%
Unlisted equity investment Investment F	Multiple/ EVA	Average P/E multiple of peers	61.29	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.0%/5.0%
		Discount of lack of marketability	45%	5% increase/decrease in discount of lack of marketability results in decrease/increase in fair value by 4.1%/4.1%
Unlisted equity investment Investment H	Net asset value method	Net asset value	Note (a)	5% increase/decrease in net asset value results in increase/decrease in fair value by 5.0%/5.0%
Derivative financial assets in relation to the Agreements	MCS	Volatility of Underlying Assets	35.95%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.06%
Derivative financial liability	Binomial option pricing model	Volatility	46.21%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.07%/0.13%
		Discount rate	12.52%	5% increase/decrease in discount rate results in decrease/increase in fair value by 0.70%/0.71%

Disclosure of fair value measurement of assets explanatory
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As of December 31, 2021
Financial assets at fair value through profit or loss	1,055,407,260	21,525,064	1,709,094,761	2,786,027,085
Derivative financial asset	—	—	969,894,519	969,894,519

	1,055,407,260	21,525,064	2,678,989,280	3,755,921,604

As of December 31, 2022
Financial assets at fair value through profit or loss	861,455,286	33,804,838	627,935,210	1,523,195,334
Derivative financial assets	—	137,877,845	1,305,256,317	1,443,134,162

	861,455,286	171,682,683	1,933,191,527	2,966,329,496

Disclosure of Fair Value Measurement of Liabilities Explanatory
Liability measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As of December 31, 2021
Derivative financial liabilities	—	—	13,752,673	13,752,673

Schedule of detailed information about in fair value measurement level 3

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$
Financial assets at fair value through profit or loss:
At January 1,	322,697,916	299,855,685	1,709,094,761
Addition	—	163,180,000	169,303,189
Disposal	—	(196,036,584)	(354,050,259)
Transfer (Note 3)	—	1,120,244,487	11,630,000
Derecognition (Note 34(a))	—	—	(1,271,643,878)
Receipt of investment return	—	—	(20,899,338)
Total (losses) gains in profit or loss	(22,842,231)	321,851,173	384,500,735

At December 31,	299,855,685	1,709,094,761	627,935,210

The total profits for the year included an unrealized gain of HK$216,520,744 relating to level 3 financial assets at FVTPL that are measured at fair value held as at December 31, 202
2
 (Unrealized gain of HK$321,851,173
and unrealized loss of HK$22,842,231 as at December 31, 2021 and 2020, respectively). Fair value gains or losses on financial assets at FVTPL are included in the “Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets)” line item.

Included in the total (losses) gains in profit or loss for the year ended December 31, 2022 is HK$168,063,704 relating to gain from disposal of financial assets at fair value through profit or loss.

	For the year ended December 31,
	2021	2022
	HK$	HK$
Derivative financial assets in relation to the Agreements (Note 14):
At January 1,	1,023,902,566	969,894,519
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	14,591,113	15,588,500
Net fair value gains recognized in profit or loss	(68,599,160)	331,293,928
Gain related to disposed investment	—	3,786,355
Partial settlement	—	(15,306,985)

At December 31,	969,894,519	1,305,256,317

	For the year ended December 31,
	2021	2022
	HK$	HK$

Derivative financial liability (Note 25):
At January 1,	12,954,313	13,752,673
Net fair value changes recognized in profit or loss	798,360	(13,347,266)
Converted into class A shares	—	(405,407)

At December 31,	13,752,673	—